Fair Value Measurements (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
Fair Value Measurements [Abstract]
Schedule of Liabilities Subject to Fair Value Measurements	Liabilities subject to fair value measurements are as follows:
	September 30, 2024
	Level 1	Level 2	Level 3	Total
Liabilities:
Warrant liabilities	$690,000	$—	$—	$690,000
The following tables presents fair value information as of December 31, 2023 and 2022 of the Company’s financial assets and liabilities that were accounted for at fair value on a recurring basis and indicates the fair value hierarchy of the valuation techniques the Company utilized to determine such fair value.
	December 31, 2023
	Level 1	Level 2	Level 3	Total
Assets:
Cash held in Trust Account	$16,018,732	$—	$—	$16,018,732
Liabilities:
Public Warrants	552,000	—	—	552,000
Private Warrants	—	561,600	—	561,600
Total liabilities	$552,000	$561,600	$—	$1,113,600
	December 31, 2022
	Level 1	Level 2	Level 3	Total
Assets:
Marketable securities held in Trust Account	$285,506,568	$—	$—	$285,506,568
Liabilities:
Public Warrants	$394,680	$—	$—	$394,680
Private Warrants	—	401,544	—	401,544
Total liabilities	$394,680	$401,544	$—	$796,224